UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

Dow Jones Islamic Fund
Schedule of Investments
February 28, 2007

	Shares	Value
COMMON STOCKS 98.3%
Aerospace 1.1%
Rockwell Collins, Inc.	1,000	$65,480
United Technologies Corp.	4,400	288,772
		354,252
Air Freight & Logistics 0.9%
Expeditors International Washington, Inc.	1,000	44,850
FedEx Corp.	1,100	125,598
United Parcel Service, Inc. - Class B	1,500	105,285
		275,733
Airlines 0.1%
Southwest Airlines Co.	3,000	45,390

Auto Components 0.3%
LKQ Corp. (a)	4,000	86,880

Auto Manufacturers 0.4%
Bandag, Inc.	2,000	101,160
Gentex Corp.	1,000	16,710
		117,870
Automobiles 0.3%
Harley-Davidson, Inc.	1,200	79,080
Winnebago Industries, Inc.	1,000	32,520
		111,600
Beverages 2.6%
The Coca-Cola Co.	8,500	396,780
PepsiCo, Inc.	6,900	435,735
		832,515
Biotechnology 2.8%
Amgen, Inc. (a)	4,552	292,512
Applera Corp-Applied Biosystems Group	1,100	33,968
Biogen Idec, Inc. (a)	1,075	48,579
Celgene Corp. (a)	2,000	106,600
Genentech, Inc. (a)	2,000	168,740
Gilead Sciences, Inc. (a)	2,000	143,120
MedImmune, Inc. (a)	1,000	31,910
Myriad Genetics, Inc. (a)	500	16,730
Techne Corp. (a)	500	28,160
Waters Corp. (a)	500	27,130
		897,449
Chemicals 1.8%
Arkema - ADR (a)	100	4,906
Ecolab, Inc.	1,000	42,300
Monsanto Co.	1,704	89,784
Sigma-Aldrich Corp.	2,000	82,000
Syngenta AG - ADR	10,000	352,000
		570,990
Commercial Physical And Biological Research 0.2%
PRA International (a)	3,000	60,180

Commercial Services 2.3%
Apollo Group, Inc. - Class A (a)	1,750	82,758
Career Education Corp. (a)	5,000	147,900
Cintas Corp.	500	20,190
Copart, Inc. (a)	7,000	206,150
Corinthian Colleges, Inc. (a)	8,000	111,600
The Corporate Executive Board Co.	500	38,905
DeVry, Inc.	500	13,820
Herman Miller, Inc.	300	11,541
HNI Corp.	500	25,000
Robert Half International, Inc.	500	19,535
United Stationers, Inc. (a)	1,000	55,000
		732,399
Commercial Services & Supplies 0.3%
CoStar Group Inc. (a)	2,000	93,740

Communications Equipment 4.2%
ADC Telecommunications (a)	314	5,156
Andrew Corp. (a)	500	5,310
Cisco Systems, Inc. (a)	28,000	726,320
Echelon Corp. (a)	500	4,745
Foundry Networks, Inc. (a)	500	7,300
InterDigital Communications Corp. (a)	500	17,360
Plantronics, Inc.	500	10,230
Polycom, Inc. (a)	500	15,950
QUALCOMM, Inc.	6,600	265,848
Research In Motion Ltd. (a) (b)	2,000	281,220
Tekelec (a)	500	6,230
		1,345,669
Computers & Peripherals 5.1%
Dell Inc. (a)	14,900	340,465
Diebold, Inc.	500	23,685
EMC Corp. (a)	8,500	118,575
Hewlett-Packard Co.	10,321	406,441
International Business Machines Corp. (IBM)	6,500	604,565
Lexmark International, Inc. - Class A (a)	500	30,280
NCR Corp. (a)	1,000	46,200
Network Appliance, Inc. (a)	1,100	42,537
QLogic Corp. (a)	1,000	17,590
		1,630,338
Construction & Engineering 1.2%
Dycom Industries, Inc. (a)	500	12,500
Florida Rock Industries, Inc.	1,500	101,070
Fluor Corp.	500	42,235
The Shaw Group Inc. (a)	5,000	153,900
Vulcan Materials Co.	500	58,245
		367,950
Containers & Packaging 0.1%
Aptargroup, Inc.	500	32,900

Discount 1.1%
The Home Depot, Inc.	9,200	364,320

Distributors 0.2%
Genuine Parts Co.	1,100	53,570

Diversified Financial Services 0.4%
Moody's Corp.	2,000	129,440

Diversified Telecommunication Services 0.2%
Chunghwa Telecom Co. Ltd. - ADR	3,060	59,027

Drilling Oil And Gas Wells 0.2%
Pioneer Drilling Co. (a)	6,000	72,360

Electrical Equipment 1.2%
Emerson Electric Co.	3,200	137,888
The Genlyte Group, Inc. (a)	1,000	69,390
Rockwell Automation, Inc.	700	43,463
Woodward Governor Co.	3,000	124,980
		375,721
Electronic Equipment & Instruments 1.3%
Agilent Technologies, Inc. (a)	1,800	57,096
AVX Corp.	500	7,640
Cognex Corp.	500	10,965
Jabil Circuit, Inc.	500	13,360
KEMET Corp. (a)	500	3,900
Molex, Inc.	500	14,665
Molex, Inc. - Class A	500	13,105
National Instruments Corp.	750	20,122
Plexus Corp. (a)	500	8,200
ScanSource, Inc. (a)	3,000	82,980
Sunpower Corp. - Class A (a)	3,000	129,900
Trimble Navigation Ltd. (a)	2,000	52,920
		414,853
Energy Equipment & Services 4.1%
Baker Hughes, Inc.	1,500	97,665
BJ Services Co.	2,000	53,580
Cameron International Corp. (a)	1,000	56,690
Core Laboratories N.V. (a) (b)	2,000	157,760
ENSCO International, Inc.	500	25,055
GlobalSantaFe Corp. (b)	500	28,815
Noble Corp. (b)	500	35,110
Patterson-UTI Energy, Inc.	1,000	22,290
Rowan Companies, Inc.	500	15,315
RPC, Inc.	6,000	89,700
Schlumberger Ltd. (b)	4,000	251,200
Tenaris S.A. - ADR	10,000	454,100
Tidewater, Inc.	500	25,985
		1,313,265
Food & Staples Retailing 1.0%
CVS Corp.	2,800	87,948
Walgreen Co.	5,000	223,550
		311,498
Food Products 0.6%
Lancaster Colony Corp.	500	21,175
Lance, Inc.	4,000	79,840
Peet's Coffee & Tea Inc. (a)	4,000	101,400
		202,415
Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	1,800	90,018
Becton, Dickinson & Co.	1,000	75,990
Biomet, Inc.	900	38,097
Boston Scientific Corp. (a)	3,175	51,784
C.R. Bard, Inc.	1,000	79,800
Cytyc Corp. (a)	500	15,150
DENTSPLY International, Inc.	1,000	31,540
Hospira, Inc. (a)	560	21,431
Medtronic, Inc.	4,400	221,584
Orthofix International N.V. (a) (b)	1,000	49,120
PolyMedica Corp.	5,000	207,000
ResMed, Inc. (a)	1,000	47,780
Respironics, Inc. (a)	1,000	40,970
St Jude Medical, Inc. (a)	2,000	79,300
Stryker Corp.	2,000	124,040
Zimmer Holdings, Inc. (a)	1,000	84,330
		1,257,934
Health Care Providers & Services 3.8%
Cardinal Health, Inc.	1,650	115,648
Coventry Health Care, Inc. (a)	268	14,585
Dendrite International, Inc. (a)	500	6,370
Emdeon Corp. (a)	1,000	14,940
Health Management Associates, Inc. - Class A (a)	7,100	141,716
IMS Health, Inc.	1,100	31,768
Laboratory Corp. Of America Holdings (a)	1,000	79,750
Lincare Holdings, Inc. (a)	1,000	39,050
Medco Health Solutions, Inc. (a)	1,025	69,300
Odyssey HealthCare, Inc. (a)	10,000	135,800
Patterson Cos, Inc. (a)	1,000	33,380
Pediatrix Medical Group, Inc. (a)	1,000	54,100
PSS World Medical, Inc. (a)	10,000	207,400
UnitedHealth Group, Inc.	4,800	250,560
		1,194,367
Health Care Technology 0.2%
Cerner Corp. (a)	1,000	52,110

Hospital And Medical Service Plans 0.8%
WellCare Health Plans Inc (a)	3,000	246,330

Household Durables 0.8%
Brookfield Homes Corp.	3,000	106,500
DR Horton, Inc.	1,000	25,370
Ethan Allen Interiors, Inc.	500	18,430
Leggett & Platt, Inc.	700	16,674
Snap-On, Inc.	1,500	75,150
The Stanley Works	300	16,671
		258,795
Household Products 3.8%
Clorox Co.	500	31,680
Colgate-Palmolive Co.	2,000	134,720
Kimberly-Clark Corp.	2,000	136,220
Procter & Gamble Co.	14,500	920,605
		1,223,225
Industrial Conglomerates 0.9%
3M Co.	4,000	296,320

Internet & Catalog Retail 0.2%
eBay, Inc. (a)	2,000	64,120

Internet Software & Services 0.1%
Ariba, Inc. (a)	166	1,546
Move Inc. (a)	59	352
VeriSign, Inc. (a)	600	15,180
		17,078
IT Services 0.9%
Affiliated Computer Services, Inc. - Class A (a)	500	25,985
Automatic Data Processing, Inc.	2,000	99,580
Convergys Corp. (a)	500	12,860
Keane, Inc. (a)	500	6,860
MedQuist, Inc. (a)	500	5,500
Paychex, Inc.	1,200	48,756
Sabre Holdings Corp. - Class A	500	16,165
Western Union Co.	3,000	65,010
		280,716
Leisure Equipment & Products 0.1%
Callaway Golf Co.	500	7,550
Mattel, Inc.	1,500	39,015
		46,565
Machinery 2.2%
A.S.V., Inc. (a)	4,000	62,400
American Railcar Industries, Inc.	6,000	183,840
CIRCOR International, Inc.	3,000	103,380
CLARCOR Inc.	2,000	61,980
Danaher Corp.	1,000	71,640
Dover Corp.	700	33,453
Illinois Tool Works, Inc.	2,200	113,740
Pall Corp.	500	17,290
Parker Hannifin Corp.	500	41,195
		688,918
Media 0.6%
Getty Images, Inc. (a)	500	26,225
John Wiley & Sons, Inc. - Class A	500	19,255
The McGraw-Hill Companies, Inc.	2,400	155,064
		200,544
Metals & Mining 2.7%
AMCOL International Corp.	3,000	85,050
Brush Engineered Materials Inc. (a)	3,000	134,460
Cameco Corp. (b)	8,000	295,680
Compania de Minas Buenaventura S.A. - ADR	5,000	138,600
Meridian Gold, Inc. (a) (b)	1,000	27,440
Newmont Mining Corp.	1,000	45,070
Nucor Corp.	2,000	121,740
		848,040
Multiline Retail 0.9%
99 Cents Only Stores (a)	3,500	52,255
Big Lots, Inc. (a)	500	12,515
Dollar General Corp.	1,000	16,880
Dollar Tree Stores, Inc. (a)	500	17,055
Family Dollar Stores, Inc.	1,000	28,970
Kohl's Corp. (a)	2,200	151,778
		279,453
Office Electronics 1.3%
CANON INC.- Spons - ADR	7,500	405,525

Oil & Gas 11.2%
Bois d' Arc Energy, Inc. (a)	5,000	68,050
Chevron Corp.	8,880	609,257
Cimarex Energy Co.	2,000	69,820
EOG Resources, Inc.	1,400	94,836
Exxon Mobil Corp.	26,200	1,878,016
Murphy Oil Corp.	2,000	103,640
PetroChina Co Ltd. - ADR	1,000	116,360
Royal Dutch Shell PLC - ADR	4,309	280,300
St. Mary Land & Exploration Co.	2,000	72,020
Total SA-Spon - ADR	4,000	269,280
		3,561,579
Oil, Gas & Consumable Fuels 0.4%
Arena Resources, Inc. (a)	3,000	135,480

Personal Products 0.2%
Avon Products, Inc.	1,600	58,656

Pharmaceuticals 11.2%
Abbott Laboratories	5,600	305,872
Allergan, Inc.	500	55,855
AstraZeneca Plc-Spons - ADR	4,000	224,520
Bristol-Myers Squibb Co.	6,200	163,618
Eli Lilly & Co.	4,000	210,560
Forest Laboratories, Inc. (a)	2,000	103,520
Genzyme Corp. (a)	1,000	61,800
Johnson & Johnson	9,784	616,881
King Pharmaceuticals, Inc. (a)	666	12,421
Merck & Co. Inc.	8,500	375,360
Mylan Laboratories, Inc.	1,350	28,580
Noven Pharmaceuticals, Inc. (a)	500	12,310
Pfizer, Inc.	31,000	773,760
Sanofi-Aventis - ADR	7,043	298,694
Schering-Plough Corp.	2,400	56,352
Teva Pharmaceutical Industries, Ltd. - ADR	190	6,756
Wyeth	5,300	259,276
		3,566,135
Real Estate 0.2%
Public Storage, Inc.	500	50,635

Road & Rail 0.0%
Werner Enterprises, Inc.	832	16,041

Semiconductor & Semiconductor Equipment 4.6%
Altera Corp. (a)	1,300	27,443
Analog Devices, Inc.	1,000	36,250
Applied Materials, Inc.	5,800	107,706
Axcelis Technologies, Inc. (a)	600	4,368
Broadcom Corp. - Class A (a)	750	25,567
Cabot Microelectronics Corp. (a)	500	16,365
Credence Systems Corp. (a)	500	2,270
Cree, Inc. (a)	500	8,800
Integrated Device Technology, Inc. (a)	650	10,543
Intel Corp.	25,000	496,250
Intersil Corp. - Class A	1,000	26,450
KLA-Tencor Corp.	600	31,044
Linear Technology Corp.	1,000	33,190
Marvell Technology Group Ltd. (a) (b)	4,000	82,080
Maxim Integrated Products, Inc.	2,000	65,500
Micrel, Inc. (a)	500	5,830
Microchip Technology, Inc.	750	26,700
Micron Technology, Inc. (a)	1,900	22,534
Microsemi Corp. (a)	3,000	60,780
National Semiconductor Corp.	2,000	51,240
Rambus, Inc. (a)	500	9,960
RF Micro Devices, Inc. (a)	500	3,990
Silicon Laboratories, Inc. (a)	500	15,100
Skyworks Solutions, Inc. (a)	500	3,300
Teradyne, Inc. (a)	500	8,060
Texas Instruments, Inc.	7,000	216,720
Verigy Ltd. (a) (b)	220	5,168
Xilinx, Inc.	2,000	51,240
		1,454,448
Software 6.6%
Adobe Systems, Inc. (a)	1,690	66,332
BMC Software, Inc. (a)	2,900	89,494
Cadence Design Systems, Inc. (a)	1,100	21,934
Citrix Systems, Inc. (a)	600	19,320
Compuware Corp. (a)	40,000	366,000
Electronic Arts, Inc. (a)	1,000	50,420
Fair Isaac Corp.	750	29,273
Intuit, Inc. (a)	1,400	41,314
Microsoft Corp.	35,600	1,002,852
Oracle Corp. (a)	16,100	264,523
Parametric Technology Corp. (a)	2,400	45,768
Quest Software, Inc. (a)	500	8,160
Symantec Corp. (a)	3,461	59,183
Synopsys, Inc. (a)	1,000	25,580
		2,090,153
Specialty Retail 4.1%
Autozone, Inc. (a)	500	62,645
Bed Bath & Beyond, Inc. (a)	1,000	39,890
Chico's FAS, Inc. (a)	2,000	44,860
DSW Inc. - Class A (a)	3,000	120,150
The Gap, Inc.	1,800	34,542
Limited Brands, Inc.	1,600	44,288
Lowe's Cos, Inc.	5,600	182,336
The Men's Wearhouse, Inc.	750	33,210
Office Depot, Inc. (a)	1,200	40,032
O'Reilly Automotive, Inc. (a)	1,000	34,430
Pacific Sunwear Of California (a)	6,000	108,000
RadioShack Corp.	700	17,479
Ross Stores, Inc.	2,000	65,540
Select Comfort Corporation (a)	10,000	185,300
The Sherwin-Williams Co.	500	33,275
Staples, Inc.	2,550	66,351
Tiffany & Co.	500	21,770
TJX Cos, Inc.	2,200	60,500
Urban Outfitters, Inc. (a)	3,000	74,460
Williams-Sonoma, Inc.	1,000	33,760
		1,302,818
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. (a)	1,000	47,200
Liz Claiborne, Inc.	1,000	45,000
NIKE, Inc.	2,600	271,622
Under Armour, Inc. - Class A (a)	2,000	91,900
		455,722
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	1,500	115,725

Wireless Telecommunication Services 0.7%
Vodafone Group Plc - ADR	7,875	219,713

TOTAL COMMON STOCKS (Cost $28,685,214)		31,239,469

Total Investments 98.3%		31,239,469
(Cost $28,685,214)
Other Assets in Excess of Liabilities 1.7%		549,753
TOTAL NET ASSETS 100.0%		$31,789,222

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	Foreign Issued

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$28,685,214
Gross unrealized appreciation	8,002,864
Gross unrealized depreciation	(5,448,609)
Net unrealized appreciation	$2,554,255

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/Bassam Osman
Bassam Osman, President

Date  4/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bassam Osman
Bassam Osman, President

Date  4/27/2007

By /s/Mohammad Bahseeruddin
Mohammad Bahseeruddin, Treasurer

Date  4/27/2007